IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Jan. 31, 2023	Oct. 31, 2022
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 84.5	$ 87.3
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	10.3	10.7
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	14.1	3.3
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	57.5	57.0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	26.0	28.7
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 1.0	$ 1.6